Cash and cash equivalents	12 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
13	Cash and cash equivalents

	2017 RMB	2018 RMB
Cash on hand	21	30
Cash at bank	16,065	71,857
Cash held at a related party finance entity	61,715	740,733

Total	77,801	812,620

Cash at bank consists of demand deposits and call deposits with term less than one month, and is held by third party financial institutions located in the PRC (including Hong Kong). Cash held at a related party finance entity represents cash demand deposits, 7-day call deposits and term deposit of three months or less held at Hailiang Finance Co., Ltd. (“Hailiang Finance”) (see Note 19(b)(ii)).

As of June 30, 2017 and 2018, the cash and cash equivalents of the Group denominated in RMB amount to RMB62,030 and RMB799,147, respectively.